UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tenor Capital Management Co., L.P.
Address: 1180 Avenue of the Americas
         Suite 1940
         New York, NY  10036

13F File Number:  28-11620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Starr
Title:     Partner
Phone:     (212) 918-5302

Signature, Place, and Date of Signing:

     /s/  Matthew Starr     New York, NY     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $44,017 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115      130    24100 SH       SOLE                    24100        0        0
AMERICAN INTL GROUP INC        COM              026874107     1000  1000000 SH       SOLE                  1000000        0        0
CELL THERAPEUTICS INC          NOTE 4.000% 7/0  150934AF4      270  1590000 PRN      SOLE                  1590000        0        0
CELL THERAPEUTICS INC          NOTE 7.500% 4/3  150934ak3       40   150000 PRN      SOLE                   150000        0        0
CENTRAL EUROPEAN DIST CORP     NOTE 3.000% 3/1  153435aa0     3264  8607000 PRN      SOLE                  8607000        0        0
CEPHALON INC                   NOTE 6/1         156708al3     6213  5000000 PRN      SOLE                  5000000        0        0
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4       76  1000000 PRN      SOLE                  1000000        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104      289    20954 SH       SOLE                    20954        0        0
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8     2415  5000000 PRN      SOLE                  5000000        0        0
CITIGROUP INC                  COM              172967101     1164   460000 SH       SOLE                   460000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AD6      217  3092000 PRN      SOLE                  3092000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0      156  2220000 PRN      SOLE                  2220000        0        0
EASTMAN KODAK CO               NOTE 3.375%10/1  277461be8     4749  6000000 PRN      SOLE                  6000000        0        0
EVERGREEN SOLAR INC            NOTE 4.000% 7/1  30033RAC2     2731  8500000 PRN      SOLE                  8500000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5      946  2500000 PRN      SOLE                  2500000        0        0
GENCORP INC                    NOTE 4.000% 1/1  368682aj9    10401 14640000 PRN      SOLE                 14640000        0        0
GREAT ATLANTIC & PAC TEA INC   NOTE 5.125% 6/1  390064AJ2     1674  2900000 PRN      SOLE                  2900000        0        0
HUTCHINSON TECHNOLOGY INC      NOTE 3.250% 1/1  448407af3     1102  4000000 PRN      SOLE                  4000000        0        0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1      562  2000000 PRN      SOLE                  2000000        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     1264   199408 SH       SOLE                   199408        0        0
LECROY CORP                    NOTE 4.000%10/1  52324wab5     3102  6700000 PRN      SOLE                  6700000        0        0
MOLSON COORS BREWING CO        CL B             60871R209     1536    44800 SH       SOLE                    44800        0        0
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1  68812RAC9      331  3000000 PRN      SOLE                  3000000        0        0
SIRIUS XM RADIO INC            COM              82967N108      385  1100000 SH       SOLE                  1100000        0        0